Other assets - Schedule of Investment Property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Change in fair value	£ 99	£ 67	£ (87)
Gross carrying amount | Investment property
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,281	2,862
Acquisition of new properties	606	640
Additional expenditure on existing properties	10	26
Change in fair value	99	67
Disposals and other movements		(314)
At 31 December	£ 3,917	£ 3,281	£ 2,862